Provisions - Details of Provisions (Detail) - GBP (£) £ in Millions	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Other Provisions [Abstract]
Current	£ 603	[1]	£ 625	£ 178
Non-current	452	[1]	536	565
Total	£ 1,055		£ 1,161	£ 743

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements